Share-Based Payment Arrangements (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of Employee Share Options
Information on employee share options granted from July 2011 to 2016 is as follows. Each option entitles the holder to subscribe for one ordinary share of the Company (1 ADS represents 5 ordinary shares):

	For the six months ended June 30
	2020		2021
	Number of Options	Weighted- average Exercise Price	Number of Options	Weighted- average Exercise Price
Balance at January 1	6,670,356	$1.43	6,670,356	$1.43
Options forfeited	—	—	—	—
Options exercised	—	—	(114,500)	1.87

Balance at June 30	6,670,356	1.43	6,555,856	1.43

Options exercisable, end of period	6,670,356	1.43	6,555,856	1.43

Information on employee share options granted in September 2017 is as follows. Each option entitles the holder to subscribe for one ordinary share of the Company (1 ADS represents 5 ordinary shares):

	For the six months ended June 30
	2020		2021
	Number of Options	Weighted- average Exercise Price	Number of Options	Weighted- average Exercise Price
Balance at January 1	501,167	$1.28	501,167	$1.28
Options forfeited	—	—	—	—

Balance at June 30	501,167	1.28	501,167	1.28

Options exercisable, end of period	501,167	1.28	501,167	1.28

There were no employee share options granted for the six months ended June 30, 2020.
Information on employee share options granted in January 2021, February 2021 and March 2021 are as follows. Each option entitles the holder to subscribe for one ADS of the Company:

	For the six months ended June 30 2021
	Number of Options	Weighted- average Exercise Price Per Option
Balance at January 1, 2021	3,824,062	$2.06
Options granted	162,000	3.86
Options forfeited	(81,000)	—

Balance at June 30, 2021	3,905,062	2.13

Options exercisable, end of period	266,100	2.06

Weighted-average fair value of options granted		$2.63

Summary of Outstanding Options
Information on outstanding options as of June 30, 2021 is as follows:

July 2011		July 2012		July 2013		July 2014
Range of Exercise Price	Weighted- average Remaining Contractual Life (Years)	Range of Exercise Price	Weighted- average Remaining Contractual Life (Years)	Range of Exercise Price	Weighted- average Remaining Contractual Life (Years)	Range of Exercise Price	Weighted- average Remaining Contractual Life (Years)
$0.20-$0.80	0.7	$0.80	1.7	$0.80 - $1.36	2.7	$1.36	3.7

July 2015		July 2016		July 2017		December 2020		January-March 2021
Range of Exercise Price	Weighted- average Remaining Contractual Life (Years)	Range of Exercise Price	Weighted- average Remaining Contractual Life (Years)	Range of Exercise Price	Weighted- average Remaining Contractual Life (Years)	Range of Exercise Price	Weighted- average Remaining Contractual Life (Years)	Range of Exercise Price	Weighted- average Remaining Contractual Life (Years)
$1.36-$1.88	4.7	$2.26	5.7	$1.28	6.9	$2.06	9.59	$2.35-$4.12	9.79

Summary of Options Granted Priced Using Binomial Option Pricing Model
Options granted in July of 2010, 2011, 2012, 2013, 2014, 2015, 2016, September 2017, December 2020, January 2021, February 2021 and March 2021 were priced using the binomial option pricing model, and the inputs to the model were as follows:

	July 2011	July 2012	July 2013	July 2014	July 2015	July 2016	September 2017	December 2020	January-March 2021
Grant-date share price	$0.80	$1.25	$1.36	$1.36	$1.88	$2.26	$1.28	$2.22	$2.35-$4.12
Exercise price	$0.20-$0.80	$0.80	$0.80-$1.36	$1.36	$1.36-$1.88	$2.26	$1.28	$2.06	$2.35-$4.12
Expected volatility	54.26%-54.44%	52.25%	50.58%	50.86%	36.37%	39.34%	38.33%	66.25%	59.99% - 64.92%
Expected life (years)	10	10	10	10	10	10	10	10	10
Expected dividend yield	—	—	—	—	—	—	—	—	—
Risk-free interest rate	2.96%-3.22%	1.61%	2.5%	2.58%	2.43%	1.46%	1.10%	0.92%	1.07%-1.69%

Summary of Long Term Incentive Plan
The Company’s 2017 LTIP is described as follows:

	For the six months Ended June 30
	2020	2021
Balance at January 1	232,000	215,133
Awards exercised	—	(13,867)
Awards forfeited	(50,600)	—

Balance at June 30	181,400	201,266

Balance exercisable, end of period	173,400	201,266

The Company’s 2018 LTIP is described as follows:

	For the six months Ended June 30
	2020	2021
Balance at January 1	168,089	142,445
Awards exercised		(9,928)
Awards forfeited	(38,466)	—

Balance at June 30	129,623	132,517

Balance exercisable, end of period	56,030	89,309

The Company’s 2019 LTIP is described as follows:

	For the six months Ended June 30
	2020	2021
Balance at January 1	491,020	386,950
Awards forfeited	(104,070)	—

Balance at June 30	386,950	386,950

Balance exercisable, end of period	—	128,983